This is filed pursuant to Rule 497(e)
File Nos. 333-87002 and 811-21081

ALLIANCEBERNSTEIN
   Investments


                                          ALLIANCEBERNSTEIN BLENDED STYLE SERIES
                                         ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
                                             ALLIANCEBERNSTEIN WEALTH STRATEGIES
________________________________________________________________________________

Supplement dated March 13, 2009 to:

The AllianceBernstein Blended Style Series Prospectuses dated December 31, 2008, offering Class A, Class B, Class C, Class R, Class K, Class I, and Advisor Class shares of AllianceBernstein U.S. Large Cap Portfolio (the "Portfolio");

The AllianceBernstein Retirement Strategies Prospectuses dated December 31, 2008, offering Class A, Class B, Class C, Class R, Class K, Class I, and Advisor Class shares of the AllianceBernstein Retirement Strategies Series; and

The AllianceBernstein Wealth Strategies Prospectuses dated December 31, 2008, offering Class A, Class B, Class C, Class R, Class K, Class I, and Advisor Class shares of the AllianceBernstein Wealth Strategies Series.

                                   * * * * *

AllianceBernstein U.S. Large Cap Portfolio
------------------------------------------

The following information supplements certain information in the Prospectuses under the heading "Management of the Fund - Portfolio Managers."

The management of, and investment decisions for, the Portfolio are currently made by the Adviser's Blend Strategies Team. Seth J. Masters, Dokyoung Lee, Thomas J. Fontaine, Patrick J. Rudden, and Karen A. Sesin are the team members with the most significant responsibility for the day-to-day management of the Portfolio.

                                        Principal Occupation During the Past
Employee; Year; Title                   Five (5) Years
-------------------------------------------------------------------------------

Seth J. Masters; since inception;       Executive Vice President of the
Executive Vice President of the         Adviser, with which he has been
Adviser and Chief Investment            associated in a substantially
Officer of Blend Strategies and         similar capacity to his current
Defined Contribution                    position since prior to 2004, and
                                        Chief Investment Officer of Blend
                                        Strategies and Defined Contribution
                                        since February 2009.

Dokyoung Lee; since July 2008;          Senior Vice President of the
Senior Vice President of the            Adviser, with which he has been
Adviser and Director of Research        associated in a similar capacity to
of Blend Strategies                     his current position since prior to
                                        2004, and Director of Research of
                                        Blend Strategies since February 2009.

Thomas J. Fontaine; since February      Senior Vice President of the
2009; Senior Vice President of the      Adviser, with which he has been
Adviser and Director of Research        associated in a similar capacity to
of Defined Contribution                 his current position since prior to
                                        2004, and Director of Research of
                                        Defined Contribution since February
                                        2009. Previously, he was Director of
                                        Research for the Adviser's Style
                                        Blend Services, a member of the
                                        Blend Investment Policy Team from
                                        February 2006 to June 2008 and
                                        served as a senior quantitative
                                        analyst since prior to 2004.

Patrick J. Rudden; since February       Senior Vice President of the
2009; Senior Vice President of the      Adviser, with which he has been
Adviser                                 associated in a similar capacity to
                                        his current position since prior to
                                        2004, and Global Head of
                                        Institutional Investment Solutions.
                                        He is a member of the Global,
                                        European and UK Value Equity
                                        Investment Policy Groups.

Karen A. Sesin; since February          Senior Vice President of the
2009; Senior Vice President of the      Adviser, with which she has been
Adviser                                 associated in a similar capacity to
                                        her current position since prior to
                                        2004, and a member of the Blend
                                        Solutions Team since January 2006.

                                   * * * * *

The Retirement Strategies
-------------------------
The Wealth Strategies
---------------------

The following information supplements certain information in the Prospectuses under the heading "Management of the Strategies - Portfolio Managers."

The management of, and investment decisions for, the Strategies are currently made by the Adviser's Multi-Asset Solutions Team. Seth J. Masters, Dokyoung Lee, Thomas J. Fontaine, Christopher H. Nikolich, and Patrick J. Rudden are the team members with the most significant responsibility for the day-to-day management of the Strategies.

                                        Principal Occupation During the Past
Employee; Year; Title                   Five (5) Years
-------------------------------------------------------------------------------

Seth J. Masters; since inception;       Executive Vice President of the
Executive Vice President of the         Adviser, with which he has been
Adviser and Chief Investment            associated in a substantially
Officer of Blend Strategies and         similar capacity to his current
Defined Contribution                    position since prior to 2004, and
                                        Chief Investment Officer of Blend
                                        Strategies and Defined Contribution
                                        since February 2009.

Dokyoung Lee; since July 2008;          Senior Vice President of the
Senior Vice President of the            Adviser, with which he has been
Adviser and Director of Research        associated in a similar capacity to
of Blend Strategies                     his current position since prior to
                                        2004, and Director of Research of
                                        Blend Strategies since February 2009.

Thomas J. Fontaine; since July          Senior Vice President of the
2008; Senior Vice President of the      Adviser, with which he has been
Adviser and Director of Research        associated in a similar capacity to
of Defined Contribution                 his current position since prior to
                                        2004, and Director of Research of
                                        Defined Contribution since February
                                        2009. Previously, he was Director of
                                        Research for the Adviser's Style
                                        Blend Services, a member of the
                                        Blend Investment Policy Team from
                                        February 2006 to June 2008 and
                                        served as a senior quantitative
                                        analyst since prior to 2004.

Christopher H. Nikolich; since          Senior Vice President of the
inception; Senior Vice President        Adviser, with which he has been
of the Adviser                          associated in a substantially
                                        similar capacity to his current
                                        position since prior to 2004.

Patrick J. Rudden; since February       Senior Vice President of the
2009; Senior Vice President of the      Adviser, with which he has been
Adviser                                 associated in a similar capacity to
                                        his current position since prior to
                                        2004, and Global Head of
                                        Institutional Investment Solutions.
                                        He is a member of the Global,
                                        European and UK Value Equity
                                        Investment Policy Groups.


                                   * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Portfolio, the Retirement Strategies, and the Wealth Strategies.

You should retain this Supplement with your Prospectuses for future reference.

__________________
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